Schedule of Investments (unaudited)	iShares® Russell Top 200 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Boeing Co. (The)(a)	16,929	$4,055,511
General Dynamics Corp.	7,948	1,496,290
L3Harris Technologies Inc.	6,457	1,395,681
Lockheed Martin Corp.	7,830	2,962,481
Northrop Grumman Corp.	4,770	1,733,561
Raytheon Technologies Corp.	47,903	4,086,605
		15,730,129
Air Freight & Logistics — 0.7%
FedEx Corp.	7,749	2,311,759
United Parcel Service Inc., Class B	22,880	4,758,354
		7,070,113
Automobiles — 2.2%
Ford Motor Co.(a)	123,674	1,837,796
General Motors Co.(a)	43,456	2,571,291
Tesla Inc.(a)	24,526	16,670,322
		21,079,409
Banks — 4.5%
Bank of America Corp.	238,407	9,829,521
Citigroup Inc.	65,339	4,622,734
JPMorgan Chase & Co.	95,085	14,789,521
PNC Financial Services Group Inc. (The)	13,412	2,558,473
Truist Financial Corp.	42,455	2,356,253
U.S. Bancorp.	42,429	2,417,180
Wells Fargo & Co.	130,777	5,922,890
		42,496,572
Beverages — 1.7%
Coca-Cola Co. (The)	122,745	6,641,732
Constellation Brands Inc., Class A	5,108	1,194,710
Keurig Dr Pepper Inc.	22,046	776,901
Monster Beverage Corp.(a)	11,649	1,064,136
PepsiCo Inc.	43,679	6,471,918
		16,149,397
Biotechnology — 2.2%
AbbVie Inc.	55,854	6,291,394
Amgen Inc.	18,169	4,428,694
Biogen Inc.(a)	4,736	1,639,935
Gilead Sciences Inc.	39,686	2,732,778
Moderna Inc.(a)	10,694	2,512,876
Regeneron Pharmaceuticals Inc.(a)	3,168	1,769,455
Vertex Pharmaceuticals Inc.(a)	8,189	1,651,148
		21,026,280
Building Products — 0.2%
Johnson Controls International PLC	22,618	1,552,273

Capital Markets — 3.0%
Bank of New York Mellon Corp. (The)	25,300	1,296,119
BlackRock Inc.(b)	4,519	3,953,989
Blackstone Group Inc. (The), NVS	21,522	2,090,647
Charles Schwab Corp. (The)	49,588	3,610,502
CME Group Inc.	11,331	2,409,877
Goldman Sachs Group Inc. (The)	10,432	3,959,257
Intercontinental Exchange Inc.	17,575	2,086,153
Moody’s Corp.	5,128	1,858,233
Morgan Stanley	43,890	4,024,274
S&P Global Inc.	7,610	3,123,525
		28,412,576

Security	Shares	Value

Chemicals — 0.9%
Air Products & Chemicals Inc.	6,987	$2,010,020
Dow Inc.	23,576	1,491,889
DuPont de Nemours Inc.	16,835	1,303,197
Ecolab Inc.	7,900	1,627,163
Sherwin-Williams Co. (The)	7,708	2,100,045
		8,532,314
Commercial Services & Supplies — 0.2%
Waste Management Inc.	13,340	1,869,067

Communications Equipment — 0.7%
Cisco Systems Inc.	133,601	7,080,853

Consumer Finance — 0.6%
American Express Co.	20,603	3,404,234
Capital One Financial Corp.	14,167	2,191,493
		5,595,727
Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(a)	59,291	16,478,155

Diversified Telecommunication Services — 1.5%
AT&T Inc.	225,824	6,499,215
Verizon Communications Inc.	131,008	7,340,378
		13,839,593
Electric Utilities — 1.2%
American Electric Power Co. Inc.	15,815	1,337,791
Duke Energy Corp.	24,322	2,401,068
Exelon Corp.	30,846	1,366,786
NextEra Energy Inc.	61,995	4,542,994
Southern Co. (The)	33,436	2,023,212
		11,671,851
Electrical Equipment — 0.4%
Eaton Corp. PLC	12,583	1,864,549
Emerson Electric Co.	18,855	1,814,605
		3,679,154
Energy Equipment & Services — 0.1%
Schlumberger Ltd.	44,210	1,415,162

Entertainment — 2.2%
Activision Blizzard Inc.	24,408	2,329,500
Electronic Arts Inc.	9,040	1,300,223
Netflix Inc.(a)	13,654	7,212,179
Walt Disney Co. (The)(a)	57,402	10,089,550
		20,931,452
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	14,268	3,854,358
Crown Castle International Corp.	13,618	2,656,872
Digital Realty Trust Inc.	8,854	1,332,173
Equinix Inc.	2,825	2,267,345
Prologis Inc.	23,300	2,785,049
Public Storage	4,763	1,432,186
		14,327,983
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	13,976	5,529,884
Sysco Corp.	15,398	1,197,194
Walgreens Boots Alliance Inc.	22,667	1,192,511
Walmart Inc.	45,351	6,395,398
		14,314,987
Food Products — 0.5%
General Mills Inc.	19,192	1,169,369

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kraft Heinz Co. (The)	21,273	$867,513
Mondelez International Inc., Class A	44,080	2,752,355
		4,789,237
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	54,912	6,365,948
Align Technology Inc.(a)	2,487	1,519,557
Baxter International Inc.	15,885	1,278,742
Becton Dickinson and Co.	9,135	2,221,541
Boston Scientific Corp.(a)	44,837	1,917,230
Danaher Corp.	20,045	5,379,276
Edwards Lifesciences Corp.(a)	19,529	2,022,619
Intuitive Surgical Inc.(a)	3,733	3,433,016
Medtronic PLC.	42,445	5,268,698
Stryker Corp.	11,021	2,862,484
		32,269,111
Health Care Providers & Services — 2.7%
Anthem Inc.	7,743	2,956,277
Centene Corp.(a)	18,220	1,328,785
Cigna Corp.	10,782	2,556,089
CVS Health Corp.	41,610	3,471,938
HCA Healthcare Inc.	8,224	1,700,230
Humana Inc.	4,075	1,804,084
UnitedHealth Group Inc.	29,742	11,909,886
		25,727,289
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings Inc.(a)	1,296	2,835,765
Las Vegas Sands Corp.(a)	10,445	550,347
Marriott International Inc./MD, Class A(a)	8,500	1,160,420
McDonald’s Corp.	23,610	5,453,674
Starbucks Corp.	37,251	4,165,034
		14,165,240
Household Products — 1.5%
Colgate-Palmolive Co.	26,390	2,146,827
Kimberly-Clark Corp.	10,653	1,425,158
Procter & Gamble Co. (The)	76,974	10,386,102
		13,958,087
Industrial Conglomerates — 1.4%
3M Co.	18,285	3,631,950
General Electric Co.	276,181	3,717,396
Honeywell International Inc.	21,968	4,818,681
Roper Technologies Inc.	3,310	1,556,362
		13,724,389
Insurance — 1.4%
Allstate Corp. (The)	9,433	1,230,441
American International Group Inc.	27,129	1,291,340
Aon PLC, Class A	7,071	1,688,272
Chubb Ltd.	14,149	2,248,842
Marsh & McLennan Companies Inc.	16,058	2,259,039
MetLife Inc.	23,415	1,401,388
Progressive Corp. (The)	18,463	1,813,251
Travelers Companies Inc. (The)	7,938	1,188,398
		13,120,971
Interactive Media & Services — 7.6%
Alphabet Inc., Class A(a)	9,509	23,218,981
Alphabet Inc., Class C, NVS(a)	8,966	22,471,665
Facebook Inc., Class A(a)	75,664	26,309,130
		71,999,776

Security	Shares	Value

Internet & Direct Marketing Retail — 5.1%
Amazon.com Inc.(a)	13,722	$47,205,875
eBay Inc.	21,522	1,511,060
		48,716,935
IT Services — 6.3%
Accenture PLC, Class A	20,105	5,926,753
Automatic Data Processing Inc.	13,445	2,670,446
Cognizant Technology Solutions Corp., Class A	16,643	1,152,694
Fidelity National Information Services Inc.	19,584	2,774,465
Fiserv Inc.(a)	18,851	2,014,983
Global Payments Inc.	9,267	1,737,933
International Business Machines Corp.	28,251	4,141,314
Mastercard Inc., Class A	27,663	10,099,485
PayPal Holdings Inc.(a)	37,149	10,828,191
Snowflake Inc., Class A(a)(c)	3,772	912,070
Square Inc., Class A(a)	12,345	3,009,711
Twilio Inc., Class A(a)	5,116	2,016,523
Visa Inc., Class A	53,515	12,512,877
		59,797,445
Life Sciences Tools & Services — 0.9%
Illumina Inc.(a)	4,610	2,181,498
Thermo Fisher Scientific Inc.	12,421	6,266,022
		8,447,520
Machinery — 1.0%
Caterpillar Inc.	17,323	3,770,004
Deere & Co.	8,912	3,143,352
Illinois Tool Works Inc.	9,942	2,222,634
		9,135,990
Media — 1.2%
Charter Communications Inc., Class A(a)	4,156	2,998,346
Comcast Corp., Class A	144,183	8,221,315
		11,219,661
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	46,234	1,715,744
Newmont Corp.	25,334	1,605,669
Southern Copper Corp.	2,658	170,962
		3,492,375
Multi-Utilities — 0.3%
Dominion Energy Inc.	25,461	1,873,166
Sempra Energy	9,969	1,320,693
		3,193,859
Multiline Retail — 0.6%
Dollar General Corp.	7,562	1,636,341
Target Corp.	15,716	3,799,186
		5,435,527
Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.	61,161	6,406,003
ConocoPhillips.	42,675	2,598,907
EOG Resources Inc.	18,431	1,537,883
Exxon Mobil Corp.	133,884	8,445,403
Kinder Morgan Inc.	61,486	1,120,890
		20,109,086
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	7,234	2,300,991

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	70,621	4,718,895
Eli Lilly & Co.	26,797	6,150,448
Johnson & Johnson	83,298	13,722,513

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Merck & Co. Inc.	80,092	$6,228,755
Pfizer Inc.	176,490	6,911,348
Zoetis Inc.	15,009	2,797,077
		40,529,036
Road & Rail — 1.2%
CSX Corp.	71,580	2,296,287
Norfolk Southern Corp.	7,893	2,094,881
Uber Technologies Inc.(a)	51,003	2,556,270
Union Pacific Corp.	21,001	4,618,750
		11,566,188
Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices Inc.(a)	38,261	3,593,856
Analog Devices Inc.	11,641	2,004,114
Applied Materials Inc.	28,940	4,121,056
Broadcom Inc.	12,620	6,017,721
Intel Corp.	127,785	7,173,850
KLA Corp.	4,845	1,570,797
Lam Research Corp.	4,503	2,930,102
Micron Technology Inc.(a)	35,418	3,009,822
NVIDIA Corp.	18,909	15,129,091
NXP Semiconductors NV	8,709	1,791,615
QUALCOMM Inc.	35,663	5,097,313
Texas Instruments Inc.	29,201	5,615,352
		58,054,689
Software — 10.5%
Adobe Inc.(a)	15,094	8,839,650
Atlassian Corp. PLC, Class A(a)	4,143	1,064,171
Autodesk Inc.(a)	6,959	2,031,332
Intuit Inc.	8,068	3,954,692
Microsoft Corp.	238,263	64,545,447
Oracle Corp.	55,033	4,283,769
salesforce.com Inc.(a)	28,002	6,840,049
ServiceNow Inc.(a)	6,230	3,423,696
VMware Inc., Class A(a)(c)	2,560	409,523
Workday Inc., Class A(a)	5,861	1,399,255
Zoom Video Communications Inc., Class A(a)(c)	6,746	2,610,904
		99,402,488
Specialty Retail — 2.0%
Home Depot Inc. (The)	33,997	10,841,303
Lowe’s Companies Inc.	22,688	4,400,791
Ross Stores Inc.	11,064	1,371,936

Security	Shares	Value

Specialty Retail (continued)
TJX Companies Inc. (The)	38,121	$2,570,118
		19,184,148
Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	496,365	67,982,150
Dell Technologies Inc., Class C(a)	8,715	868,624
		68,850,774
Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	39,168	6,051,064

Tobacco — 0.8%
Altria Group Inc.	58,534	2,790,901
Philip Morris International Inc.	49,228	4,878,987
		7,669,888
Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	18,622	2,697,024

Total Common Stocks — 99.8%
(Cost: $701,768,276)		948,861,835

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(b)(d)(e)	1,372,894	1,373,718
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	1,445,000	1,445,000
		2,818,718
Total Short-Term Investments — 0.3%
(Cost: $2,818,679)		2,818,718

Total Investments in Securities — 100.1%
(Cost: $704,586,955)		951,680,553

Other Assets, Less Liabilities — (0.1)%		(965,609)

Net Assets — 100.0%		$950,714,944

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$379,310	$994,374	(a)	$—	$(5)	$39	1,373,718	1,372,894	$1,371	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,115,000	330,000	(a)	—	—	—	1,445,000	1,445,000	41		—
BlackRock Inc	3,510,438	172,126		(287,522)	63,826	495,121	3,953,989	4,519	19,229		—
					$63,821	$495,160	$6,772,707		$20,641		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	8	09/17/21	$1,715	$22,912

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$948,861,835	$—	$—	$948,861,835
Money Market Funds	2,818,718	—	—	2,818,718
	$951,680,553	$—	$—	$951,680,553
Derivative financial instruments(a)
Assets
Futures Contracts	$22,912	$—	$—	$22,912

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4